EQUIPMENT AND SOFTWARE LICENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EQUIPMENT AND SOFTWARE LICENSES
Depreciation and amortization related to assets	$ 58,157	$ 31,614
Equipment and software disposed	16,105	790,803
Proceeds from sale of equipment and software license	401	31,699
Gain on disposed of assets	88	4,533
Related accumulated depreciation	15,792	754,570
Depreciation and amortization expenses related to leased assets	$ 171,570	$ 276,505